AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 98.3%
Communication Services - 0.0%
GCI Liberty, Inc. Escrow Share*,1,2	108,700	$0
Consumer Discretionary - 10.5%
Lennar Corp., Class A3	9,944	1,115,518
Lululemon Athletica, Inc. (Canada)*	5,936	1,190,346
LVMH Moet Hennessy Louis Vuitton SE, ADR (France)	14,511	1,561,674
Murphy USA, Inc.	3,914	1,418,747

Total Consumer Discretionary		5,286,285
Consumer Staples - 7.8%
BJ's Wholesale Club Holdings, Inc.*	12,441	1,317,502
Diageo PLC, ADR (United Kingdom)	14,897	1,459,161
Unilever PLC, Sponsored ADR (United Kingdom)	20,240	1,182,623

Total Consumer Staples		3,959,286
Energy - 1.8%
Delek US Holdings, Inc.	40,888	914,665
Financials - 22.2%
Assured Guaranty, Ltd. (Bermuda)	18,904	1,598,900
Berkshire Hathaway, Inc., Class B*	5,304	2,502,851
Fairfax Financial Holdings, Ltd. (Canada)	1,220	2,164,597
Fiserv, Inc.*	9,723	1,350,914
The Progressive Corp.	5,788	1,400,928
Willis Towers Watson PLC (United Kingdom)	7,031	2,220,460

Total Financials		11,238,650
Health Care - 16.2%
The Cooper Cos., Inc.*	28,727	2,030,712
GE HealthCare Technologies, Inc.	24,617	1,755,684
Haemonetics Corp.*	19,191	1,420,902
Labcorp Holdings, Inc.	3,773	981,282
Smith & Nephew PLC, Sponsored ADR (United Kingdom)[3]	65,935	2,014,973

Total Health Care		8,203,553
Industrials - 27.5%
CACI International, Inc., Class A*	3,568	1,643,314
	Shares	Value

CNH Industrial, N.V. (United Kingdom)	96,559	$1,251,404
CSX Corp.	48,315	1,717,115
GXO Logistics, Inc.*	39,801	1,978,508
McGrath RentCorp	16,130	2,012,863
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	64,829	1,605,814
SS&C Technologies Holdings, Inc.	25,346	2,166,576
WESCO International, Inc.	7,307	1,512,257

Total Industrials		13,887,851
Materials - 4.6%
CRH PLC	24,311	2,320,485
Real Estate - 4.0%
Mid-America Apartment Communities, Inc., REIT	14,082	2,005,699
Utilities - 3.7%
Northwestern Energy Group, Inc.	34,539	1,854,744

Total Common Stocks (Cost $43,123,884)		49,671,218

	Principal Amount
Short-Term Investments - 1.9%
Joint Repurchase Agreements - 0.1%[4]
Citadel Securities LLC, dated 07/31/25, due 08/01/25, 4.430% total to be received $79,010 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/14/25 - 05/15/55, totaling $80,590)	$79,000	79,000
Repurchase Agreements - 1.8%
Fixed Income Clearing Corp., dated 07/31/25, due 08/01/25, 4.100% total to be received $917,104 (collateralized by a U.S. Treasury Note, 3.375%, 09/15/27, totaling $935,428)	917,000	917,000

Total Short-Term Investments (Cost $996,000)		996,000
Total Investments - 100.2% (Cost $44,119,884)		50,667,218
Other Assets, less Liabilities - (0.2)%		(124,472)
Net Assets - 100.0%		$50,542,746

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At July 31, 2025, the cost and market value of the escrow shares is $0, which represents 0% of net assets.
[3]	Some of these securities, amounting to $3,099,104 or 6.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$13,887,851	—	—	$13,887,851
Financials	11,238,650	—	—	11,238,650
Health Care	8,203,553	—	—	8,203,553
Consumer Discretionary	5,286,285	—	—	5,286,285
Consumer Staples	3,959,286	—	—	3,959,286
Materials	2,320,485	—	—	2,320,485
Real Estate	2,005,699	—	—	2,005,699
Utilities	1,854,744	—	—	1,854,744
Energy	914,665	—	—	914,665
Communication Services	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	$79,000	—	79,000
Repurchase Agreements	—	917,000	—	917,000
Total Investments in Securities	$49,671,218	$996,000	$0	$50,667,218

The Level 3 common stock held at July 31, 2025, was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.
For the period ended July 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,099,104	$79,000	$3,107,590	$3,186,590
The following table summarizes the securities received as collateral for securities lending at July 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	10/15/25-02/15/48
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.